Investment in Riverfront and Brooksville Joint Ventures (Tables)	12 Months Ended
Sep. 30, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investments in Joint Ventures

					The
					Company's
			Total Assets	Net Loss	Share of Net
		Total	of the	of the	Loss of the
	Ownership	Investment	Partnership	Partnership	Partnership

As of September 30, 2015 (audited)
RiverFront Holdings I, LLC	76.91%	$ 11,517	$ 40,970	$ (108)	$ (105)
Brooksville Quarry, LLC	50.00%	7,493	14,336	(80)	(40)
Total		$ 19,010	$ 55,306	$ (188)	$ (145)

As of September 30, 2014 (unaudited)
RiverFront Holdings I, LLC	76.91%	$ 11,031	$ 33,834	$ (89)	$ (89)
Brooksville Quarry, LLC	50.00%	7,506	14,353	(78)	(39)
Total		$ 18,537	$ 48,187	$ (167)	$ (128)

Financial Information for the Investments in Joint Ventures

	Years Ended September 30,
	2015 (audited)	2014 (unaudited)

Cash	$61	$208
Cash held in escrow	3,420	18,822
Amortizable Debt Costs	1,593	2,069
Investments in real estate, net.	50,232	27,088
Total Assets	$55,306	$48,187

Other Liabilities	$6,969	$313
Long-term Debt	17,000	17,000
Capital – FRP	19,010	18,537
Capital - Third Parties	12,327	12,337
Total Liabilities and Capital	$55,306	$48,187